Consolidated Statements of Shareholders' Equity - USD ($)	Total	Ordinary shares	Additional paid-in capital	Accumulated other comprehensive income (loss)	Retained earnings/(deficits)	Total China Finance Online Co. limited shareholders' equity	Non controlling interest
Balance at Dec. 31, 2014	$ 75,541,436	$ 56,386,606	$ 24,207,606	$ 12,064,338	$ (28,043,186)	$ 64,615,364	$ 10,926,072
Balance, shares at Dec. 31, 2014		112,417,933
Issuance of ordinary shares for the plan of stock options and restricted shares	520	$ 520				520
Issuance of ordinary shares for the plan of stock options and restricted shares, shares		4,000,000
Exercise of share options by employees	293,654	$ 293,654				293,654
Exercise of share options by employees, shares		435,000
Exercise of share options by non-employees	175,200	$ 175,200				175,200
Exercise of share options by non-employees, shares		1,095,000
Restricted shares issued	20	$ 20				20
Restricted shares issued, shares		150,085
Share-based compensation	6,056,033		5,331,748			5,331,748	724,285
Changes in controlling ownership interest	320,956		(1,393,508)			(1,393,508)	1,714,464
Dividends paid to noncontrolling shareholders	(6,509,680)						(6,509,680)
Paid-in capital from noncontrolling shareholders	641						641
Foreign currency translation adjustment	(3,467,043)			(3,467,043)		(3,467,043)
Net income (loss)	26,817,688				22,482,416	22,482,416	4,335,272
Balance at Dec. 31, 2015	99,229,425	$ 56,856,000	28,145,846	8,597,295	(5,560,770)	88,038,371	11,191,054
Balance, shares at Dec. 31, 2015		118,098,018
Exercise of share options by employees	117,632	$ 117,632				117,632
Share-based compensation	5,575,877		4,413,811			4,413,811	1,162,066
Changes in controlling ownership interest	(211,123)		(382,665)			(382,665)	171,542
Dividends paid to noncontrolling shareholders	(10,117,946)						(10,117,946)
Deconsolidation	2,510,775						2,510,775
Foreign currency translation adjustment	(4,343,652)			(4,343,652)		(4,343,652)
Net income (loss)	(10,966,178)				(1,678,813)	(1,678,813)	(9,287,365)
Balance at Dec. 31, 2016	81,794,810	$ 56,973,632	32,176,992	4,253,643	(7,239,583)	86,164,684	(4,369,874)
Balance, shares at Dec. 31, 2016		118,098,018
Exercise of share options by employees	26,785	$ 26,785				26,785
Share-based compensation	3,068,213		2,191,218			2,191,218	876,995
Deconsolidation	809,692						809,692
Foreign currency translation adjustment	2,400,548			2,400,548		2,400,548
Net income (loss)	(42,388,437)				(36,736,553)	(36,736,553)	(5,651,884)
Balance at Dec. 31, 2017	$ 45,711,611	$ 57,000,417	$ 34,368,210	$ 6,654,191	$ (43,976,136)	$ 54,046,682	$ (8,335,071)
Balance, shares at Dec. 31, 2017		118,098,018